Organization and principal activities (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 28, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2010 $ / shares
Earnings per share [line items]
Country of incorporation		Cayman Islands
Date of incorporation		Jun. 24, 2010
Share price | $ / shares					$ 0.00005
Registered capital		¥ 325		¥ 77
Xiniya Holdings Limited [Member]
Earnings per share [line items]
Divestiture of business, consideration receivable in cash	¥ 228,000,000
True Silver Limited [Member]
Earnings per share [line items]
Country of incorporation		British Virgin Islands
Business acquisition consideration paid in cash	¥ 228,000,000
Registered capital | $			$ 50,000
True Silver Limited [Member] | Ordinary Shares [Member]
Earnings per share [line items]
Business acquisition consideration paid, shares issued | shares	772,283,308
Share price | ¥ / shares	¥ 1.00
Hubei Chutian Microfinance Co., Ltd [Member]
Earnings per share [line items]
Country of incorporation		PRC
Variable interest entity, ownership percentage hold by True Silver	80.00%
Registered capital	¥ 450,000,000	¥ 450,000,000
Ownership interest held by the former shareholders	88.70%